CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Total revenues	$ 1,444,519	$ 1,332,152	$ 1,015,542
Cost of revenues:
Total cost of revenues	496,815	468,673	337,733
Gross profit	947,704	863,479	677,809
Operating expenses:
Research and development, net	183,830	181,107	141,528
Selling and marketing	370,659	361,328	268,349
General and administrative	153,323	129,071	116,569
Amortization of acquired intangibles	42,276	41,902	17,187
Total operating expenses	750,088	713,408	543,633
Operating income	197,616	150,071	134,176
Financial expenses (income) and other, net	10,901	20,411	(10,305)
Income before taxes on income	186,715	129,660	144,481
Taxes on income (tax benefit)	27,377	(13,631)	21,412
Net income from continuing operations	159,338	143,291	123,069
Discontinued operations:
Loss from operations			(8,235)
Tax benefit			(2,086)
Loss on discontinued operations			(6,149)
Net income	$ 159,338	$ 143,291	$ 116,920
Basic earnings per share from continuing operations	$ 2.60	$ 2.37	$ 2.06
Basic earnings per share from discontinued operations			(0.10)
Basic earnings per share	2.60	2.37	1.96
Diluted earnings per share from continuing operations	2.52	2.31	2.02
Diluted earnings per share from discontinued operations			(0.10)
Diluted earnings per share	$ 2.52	$ 2.31	$ 1.92
Weighted average number of shares used in computing:
Basic earnings per share	61,387	60,444	59,667
Diluted earnings per share	63,309	62,119	61,035
Product [Member]
Revenues:
Total revenues	$ 263,805	$ 318,946	$ 306,252
Cost of revenues:
Total cost of revenues	31,065	51,065	53,032
Service [Member]
Revenues:
Total revenues	719,531	652,040	623,783
Cost of revenues:
Total cost of revenues	229,671	225,020	250,022
Cloud [Member]
Revenues:
Total revenues	461,183	361,166	85,507
Cost of revenues:
Total cost of revenues	$ 236,079	$ 192,588	$ 34,679